Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2016
Registrant Name	dei_EntityRegistrantName	PRUDENTIALS GIBRALTAR FUND
Central Index Key	dei_EntityCentralIndexKey	0000080946
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 31, 2017
Document Effective Date	dei_DocumentEffectiveDate	Apr. 14, 2017
Prospectus Date	rr_ProspectusDate	Apr. 14, 2017